Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combinations
Business Combinations
ILX Acquisition
On August 31, 2010, ILXA acquired a majority of the assets of ILX Resorts Incorporated for an aggregate cash purchase price of $30.7 million. The ILX Acquisition added ten additional resorts new owner-families to the Diamond Resorts family. These assets complement Diamond Resorts' existing resort network and are expected to increase the Company's value proposition to its owner base. The ILX Acquisition was financed through the ILXA Inventory Loan and the ILXA Receivables Loan. See Note 15— Borrowings for additional detail. In addition, ILXA assumed $4.0 million in liabilities as part of the purchase price. The acquisition resulted in no goodwill or gain from business combinations due to the fact the fair value of assets acquired and liabilities assumed equals the purchase price.
The Company accounted for this acquisition under the purchase method in accordance with ASC 805, “Business Combinations” (“ASC 805”). As of August 31, 2010, the acquisition was recorded based on a preliminary appraisal. During the twelve-month period ended August 31, 2011, adjustments were recorded to the respective accounts to reflect the values included in the final appraisal. The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary and final appraisals (in thousands):

	Based on Preliminary Appraisal as of August 31, 2010	Adjustments Recorded During the Twelve Months Ended August 31, 2011	Based on Final Appraisal as of August 31, 2011
Consideration:
Cash	$30,722	$—	$30,722
Fair value of total consideration transferred	$30,722	$—	$30,722

Recognized amounts of identifiable assets and liabilities assumed as of August 31, 2010:
Cash in escrow and restricted cash	$54	$—	$54
Mortgages and contracts receivable	9,802	(1,660)	8,142
Prepaid expenses and other assets	365	(31)	334
Unsold vacation interests	10,100	—	10,100
Property and equipment	5,705	1,679	7,384
Intangible assets	8,850	(100)	8,750
Total assets	34,876	(112)	34,764
Liabilities assumed	4,154	(112)	4,042
Total identifiable net assets	$30,722	$—	$30,722

Acquired intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of August 31, 2010	Adjustments Recorded During the Twelve Months Ended August 31, 2011	Based on Final Appraisal as of August 31, 2011
Member relationships	10	$1,100	$(100)	$1,000
Management contracts	5	7,120	—	7,120
Trade name	5	600	—	600
Domain name	5	30	—	30
Total acquired intangible assets		$8,850	$(100)	$8,750

The ILX management contracts have automatic renewals for a weighted average term of approximately ten years. The weighted average period before the next renewal or extension is approximately five years.
Tempus Resorts Acquisition
On July 1, 2011, the Company completed the Tempus Resorts Acquisition through Mystic Dunes, LLC, a wholly-owned subsidiary of Tempus Acquisition, LLC, with $104.9 million in borrowings. The Tempus Resorts Acquisition added two additional resorts and new owner-families to the Company's owner base. In order to fund the Tempus Resorts Acquisition, Tempus Acquisition, LLC entered into the Tempus Acquisition Loan, Tempus Receivables Loan and the Tempus Inventory Loan. See Note 15— Borrowings for more information.
The Company accounted for this acquisition under the purchase method in accordance with ASC 805. As of July 1, 2011, the acquisition was recorded based on a preliminary appraisal; accordingly, provisional amounts were assigned to the assets acquired and liabilities assumed. The Company recorded $34.2 million in gain on bargain purchase from business combination for the quarter ended September 30, 2011, in accordance with ASC 805 due to the fact that the assets were purchased as part of a distressed sale as Tempus Resorts International Ltd. had filed for Chapter 11 bankruptcy proceedings in November 2010.
During the twelve-month period ended June 30, 2012, adjustments were recorded to the respective accounts to reflect the values included in the final appraisal. Specifically, the Company originally reported its gain on bargain purchase with respect to the Tempus Resorts Acquisition based upon historical trends and the Company’s limited records regarding the acquired assets and financial performance, including its portfolio of mortgages and contracts receivables. However, the Company subsequently developed further information regarding the inherent acquisition date default rate with respect to the portfolio of mortgages and contracts receivable acquired, which rate was higher than the Company had originally estimated in its preliminary valuation. This additional default data caused the Company to re-value the acquisition date fair value of the acquired portfolio of mortgages and contracts receivable, which resulted in a reduction of $10.6 million in the fair value of mortgages and contracts receivable and, accordingly, a corresponding deduction in gain on bargain purchase reflected in the fourth quarter of 2011.
In addition, for the three months ended September 30, 2011, the gain on bargain purchase was reported on a gross basis, without reduction for the deferred tax liability attributable to the difference in book value and tax basis. The effect of recording the acquired deferred tax liability and the equal and offsetting release of the Company’s valuation allowance was included in the benefit for income taxes line. Based upon further review of technical guidance in connection with the Company’s preparation of financial statements for the year ended December 31, 2011, however, the Company determined that it would be appropriate to include the deferred tax effect of the acquired deferred tax liability in the gain on bargain purchase line as opposed to the benefit for income taxes line. Accordingly, for the three months ended December 31, 2011, the gain on bargain purchase was further reduced by the $8.6 million deferred tax liability attributable to the difference in book and tax basis in the assets acquired.
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary appraisal and the final appraisal (in thousands).

	Based on Preliminary Appraisal as of July 1, 2011	Adjustments Recorded During the Twelve Months Ended June 30, 2012	Based on Final Appraisal As of June 30, 2012
Consideration:
Cash	$104,915	$—	$104,915
Fair value of total consideration transferred	$104,915	$—	$104,915

Recognized amounts of identifiable assets and liabilities assumed as of July 1, 2011:
Cash and cash equivalents acquired	$2,517	$(2)	$2,515
Cash in escrow and restricted cash	2,912	(12)	2,900
Prepaid expenses and other assets	1,423	(101)	1,322
Due from related parties, net	4	—	4
Other receivables, net	2,444	(257)	2,187
Mortgages and contracts receivable, net (a)	70,496	(10,589)	59,907
Unsold Vacation Interests	22,745	380	23,125
Property and equipment	19,544	(3,980)	15,564
Intangible assets	24,889	3,919	28,808
Total assets	146,974	(10,642)	136,332
Deferred tax liability	—	8,567	8,567
Liabilities assumed	7,876	776	8,652
Total identifiable net assets	$139,098	$(19,985)	$119,113
Gain on bargain purchase from business combination	$34,183	$(19,985)	$14,198

________________________

(a) The Company also adjusted the components of Mortgages and contracts receivable, net based upon the final appraisal. See Note 5— Mortgages and Contracts Receivable and Allowance for Loan and Contract Losses for additional details.

Acquired Tempus intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of July 1, 2011	Adjustments Recorded During the Twelve Months Ended June 30, 2012	Based on Final Appraisal as of June 30, 2012
Management Contract	15	$14,110	$2,120	$16,230
Amenity Fee Agreements	17.5	8,709	999	9,708
Member relationships	3	2,070	800	2,870
Total acquired intangible assets		$24,889	$3,919	$28,808

The following sets forth the methodologies used by the Company for valuing the assets acquired in the Tempus Resorts Acquisition. Based upon such valuation methodologies, the total value exceeded the purchase price for such assets resulting in the gain on bargain purchase reported in these financial statements.
Mortgages Receivable
The Company acquired two separate pools of receivables. Both pools were valued using the present value of the after-tax cash flows generated over the life of the assets. Several assumptions were used in modeling the expected cash flows in addition to the regular principal payments outlined in the terms of the mortgage, including a weighted average coupon of 17.0%, a loan servicing fee of 1.5%, a prepayment rate of 6.8% and a default rate of 43.9% for the Company's collateralized pool and a prepayment rate of 12.2% and a default rate of 43.4% for the Company's in-house pool.
Customer Relationships
It has been the experience of the Company that existing customers (including customer relationships acquired by the Company) purchase more VOIs, and the customers at closing of the Tempus Resorts Acquisition were assumed to act similarly. Based upon the Company's past experience (in particular with respect to past acquisitions), the Company assumed an upgrade rate of approximately 50.0% (the rate at which the customer relationships acquired pursuant to the Tempus Resorts Acquisition at the time of the acquisition are expected to purchase additional Vacation Interests) and an attrition rate of approximately 50.0% (the rate at which the customer relationships acquired pursuant to the Tempus Resorts Acquisition are no longer likely to purchase additional Vacation Interests, which the Company used to adjust the upgrade rate for future years) for the customers to predict the revenues generated over time. This means that The Company assumed that, of the customer relationships acquired, approximately 50.0%, 25.0% and 12.5% of such customer relationships were expected to upgrade during the first year, second year and third year following the closing, respectively. Accordingly, by the end of the third year, under these assumptions, the Company assumed that there would be total attrition of the acquired customer relationships. An increase in the upgrade rate and/or a decrease in the attrition rate would have resulted in a increase in the estimated fair value of the acquired customer relationships, while a decrease in the upgrade rate and/or an increase in the attrition rate would have resulted in a decrease in the estimated fair value of the acquired customer relationships. The Company estimated costs and expenses required to market and sell Vacation Interests to existing members based upon the historical performance of existing members and then deducted costs and expenses from the estimated revenues generated from the upgrades during the three years following the closing, resulting in the after-tax cash flows for such three-year period. The value of the customer relationships was then set by taking the present value of the after-tax cash flows.
Management Contracts
The Company acquired two management contracts. Each was valued at the expected present value of the after-tax cash flows generated over the estimated useful life of such contract. The expected cash flows projected were based off the terms of the management contracts, and adjusted for inflation and the costs and expenses required to generate the revenues under such contracts.
Unsold Vacation Interests, net
The Company valued inventory purchased based on projected revenue using a 3.0% projected growth rate each year. The Company estimated that inventory purchased as part of the transaction (including the recovery of the initial defaulted receivables) would be substantially sold 16 years following the date of the consummation of the Tempus Resorts Acquisition. The Company subtracted for each year in such 16-year period a 50.0% advertising, sales, and marketing cost, and then tax-affected that number with a 39.0% corporate tax rate. This gave the Company its Net revenue after costs to generate. The Company then used a present value rate of 30.0% to calculate the fair value of the inventory.
Amenity Fee Agreement
The amenity fee agreement was valued at the expected present value of the after-tax cash flows to be generated over the useful life of the contract.
Amounts Due from Related Parties
The assets were reviewed for reasonableness and collectibility and recorded at the historic book value.
Other Receivables
The assets were reviewed for reasonableness and collectibility and recorded at the historic book value.
Prepaid Expenses and Other Assets
The assets were reviewed for reasonableness and collectibility and recorded at the historic book value.
Property and Equipment, net
All of the property and equipment acquired by the Company was valued by a third party and is depreciated in a straight line basis over the estimated useful life of the asset.
The Tempus Resorts Acquisition contributed $20.1 million of revenue and $14.6 million of net income, which includes $34.2 million of gain on bargain purchase, from the acquisition date through December 31, 2011. These amounts are included in the consolidated statement of operations for the year ended December 31, 2011.
PMR Acquisition
On May 21, 2012, the Company completed the PMR Acquisition through DPMA, a wholly-owned special-purpose subsidiary of the Company, whereby DPMA acquired certain resort management agreements, unsold VOIs and the rights to recover and resell such interests, portfolio of consumer loans and certain real property and other assets for approximately $51.6 million in cash, plus the assumption of specified liabilities related to the acquired assets. In order to fund the PMR Acquisition, DPMA entered into the PMR Acquisition Loan, which is collateralized by substantially all of the assets of DPMA. See Note 15— Borrowings for more information.
The PMR Acquisition added nine locations to the Company's network of available resorts, four management contracts, VOI inventory, new owner-families to the Company's owner base and additional VOI inventory to sell to existing members and potential customers. The Company accounted for the PMR Acquisition under the purchase method in accordance with ASC 805. As of May 21, 2012, the acquisition was recorded based on a preliminary appraisal; accordingly, provisional amounts were assigned to the assets acquired and liabilities assumed. The Company recorded $20.7 million in gain on bargain purchase from business combinations during the quarter ended June 30, 2012 in accordance with ASC 805 due to the fact that the assets were purchased as part of a distressed sale as Pacific Monarch Resorts, Inc. had filed for Chapter 11 bankruptcy proceedings in October 2011.

During the period between May 22, 2012 and December 31, 2012, adjustments were recorded to the respective accounts to reflect the values included in the updated appraisal as of December 31, 2012 and the Company recorded a reduction of gain on bargain purchase from business combination in the amount of $2.2 million resulting from the aforementioned adjustments.

The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Pacific Monarch Resorts, Inc. at the acquisition date based on the appraisals as of May 21, 2012 and December 31, 2012 (in thousands).

	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Consideration:
Cash	$51,635	$—	$51,635
Fair value of total consideration transferred	$51,635	$—	$51,635

Recognized amounts of identifiable assets acquired and liabilities assumed as of May 21, 2012:
Prepaid expenses and other assets	$315	$25	$340
Due from related parties, net	2,067	—	2,067
Other receivables, net	2,916	(47)	2,869
Mortgages and contracts receivable	1,677	(13)	1,664
Unsold Vacation Interests	36,221	(5,783)	30,438
Property and equipment	1,408	(675)	733
Intangible assets	45,100	3,833	48,933
Total assets	89,704	(2,660)	87,044
Deferred tax liability	13,453	(443)	13,010
Liabilities assumed	1,736	11	1,747
Total identifiable net assets	$74,515	$(2,228)	$72,287
Gain on bargain purchase from business combination	$22,880	$(2,228)	$20,652

Acquired PMR intangible assets consist of the following (dollar amounts in thousands):

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Management Contracts	15	$38,300	$—	$38,300
Customer Lists	3	6,800	—	6,800
Other	10	—	3,833	3,833
Total acquired intangible assets		$45,100	$3,833	$48,933

The following sets forth the methodologies used by the Company for valuing the assets acquired in the PMR Acquisition. Based upon such valuation methodologies, the total value exceeded the purchase price for such assets resulting in the gain on bargain purchase reported in these financial statements.
Mortgages Receivable
The Company acquired a single pool of receivables. This pool was valued using the present value of the after-tax cash flows generated over the life of the assets. Several assumptions were used in modeling the expected cash flows in addition to the regular principal payments outlined in the terms of the mortgage, including a weighted average coupon of 14.4%, a loan servicing fee of 1.0%, a prepayment rate of 9.4% and a default rate of 39.2%.
Customer Relationships
It has been the experience of the Company that existing customers (including customer relationships acquired by the Company) purchase more VOIs, and the customers at closing of the PMR Acquisition were assumed to act similarly. Based upon the Company's past experience (in particular with respect to past acquisitions), the Company assumed an upgrade rate of approximately 50.0% (the rate at which the customer relationships acquired pursuant to the PMR Acquisition at the time of the acquisition are expected to purchase additional Vacation Interests) and an attrition rate of approximately 50.0% (the rate at which the customer relationships acquired pursuant to the PMR Acquisition are no longer likely to purchase additional Vacation Interests, which the Company used to adjust the upgrade rate for future years) for the customers to predict the revenues generated over time. This means that The Company assumed that, of the customer relationships acquired, approximately 50.0%, 25.0% and 12.5% of such customer relationships were expected to upgrade during the first year, second year and third year following the closing, respectively. Accordingly, by the end of the third year, under these assumptions, the Company assumed that there would be total attrition of the acquired customer relationships. An increase in the upgrade rate and/or a decrease in the attrition rate would have resulted in a increase in the estimated fair value of the acquired customer relationships, while a decrease in the upgrade rate and/or an increase in the attrition rate would have resulted in a decrease in the estimated fair value of the acquired customer relationships. The Company estimated costs and expenses required to market and sell Vacation Interests to existing members based upon the historical performance of existing members and then deducted costs and expenses from the estimated revenues generated from the upgrades during the three years following the closing, resulting in the after-tax cash flows for such three-year period. The value of the customer relationships was then set by taking the present value of the after-tax cash flows.
Management Contracts
The Company acquired four management contracts. Each was valued at the expected present value of the after-tax cash flows generated over the estimated useful life of such contract. The expected cash flows projected were based off the terms of the management contracts, and adjusted for inflation and the costs and expenses required to generate the revenues under such contracts.
Unsold Vacation Interests, net
Unsold Vacation Interests, net was comprised of:

•
The Company valued developer-owned inventory purchased based on projected revenue using a 1.0% projected growth rate each year. The Company estimated that inventory purchased as part of the transaction (including the recovery of the initial defaulted receivables) would be substantially sold over 6 years following the date of the consummation of the PMR Acquisition. The Company subtracted for each year in such 6-year period a 58.0% ASM cost, and then tax-affected that number with a 39.0% corporate tax rate. This gave the Company its Net revenue after costs to generate. The Company then used a present value rate of 30.0% to calculate the fair value of the inventory.

•
Buildings at the Cabo Azul resort, including the cost of the land, building and other hard costs and based on the appraised value of the property. Construction in process also included costs of consulting services related to the development and operation of resort properties through the end of 2013; and

•	Land acquired that was fair valued by a third party based on market comparisons. The Company acquired such land in Hawaii, Las Vegas and Cabo.
Amounts Due from Related Parties
The value included an ownership association receivable, late fees and assessments. The value also accounted for the estimated collectibility of these receivables.
Other Receivables
The value included other loan receivables net of allowance, pending loans, and accrued interest receivables. The value also accounted for the estimated collectibility of these receivables.
Prepaid Expenses and Other Assets
Prepaid expenses and other assets consisted of maintenance fees that are paid in the first month of each quarter for the current quarter, prepaid insurance fees, and a villa in one of the buildings acquired.
Property and Equipment, net
All of the property and equipment acquired by the Company was valued by a third party and is depreciated in a straight line over the estimated useful life of the asset.

The PMR Acquisition contributed $39.0 million of revenue and $22.3 million of net income, which includes $20.7 million of gain on bargain purchase and $13.0 million of related income tax benefit, from the acquisition date through December 31, 2012. These amounts are included in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2012.
Aegean Blue Acquisition
On October 5, 2012, the Company completed the Aegean Blue Acquisition through AB Acquisition Company, Ltd, a wholly-owned special-purpose subsidiary of Diamond Resorts (Group Holdings) Plc, and acquired all of the issued and outstanding shares of Aegean Blue Holdings Plc. Pursuant to the Aegean Blue Acquisition, AB Acquisition Company, Ltd acquired certain resort management agreements, unsold VOIs and the rights to recover and resell such interests, portfolio of consumer loans and certain real property and other assets for approximately $6.5 million in cash, assumption of specified liability related to the acquired assets and a contingent liability associated with an earn-out clause. Tempus Acquisition LLC, the parent entity of Aegean Blue Acquisition, LLC, borrowed $6.6 million under the term loan portion of Tempus Acquisition Loan to fund the Aegean Blue Acquisition. See Note 15—Borrowings for further detail on this borrowing.
This acquisition is accounted for under the purchase method in accordance with ASC 805. As of December 31, 2012, the acquisition was recorded based on a preliminary appraisal; accordingly, provisional amounts have been assigned to the assets acquired and liabilities assumed. Changes to the provisional amounts may be material. The Company expects to make all changes to provisional amounts within one year of the acquisition date.
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Aegean Blue Holdings Plc at the acquisition date based on the preliminary appraisal (in thousands). The Company recorded $0.1 million in gain on bargain purchase from business combinations in accordance with ASC 805.

Based on Preliminary Appraisal
Consideration:
Cash	$6,543
Earn-out Liability	3,336
Fair value of total consideration transferred	$9,879

Recognized amounts of identifiable assets acquired and liabilities assumed as of October 5, 2012:
Cash and cash equivalents	$2,072
Cash in escrow and restricted cash	1,925
Mortgages and contracts receivable	4,070
Other receivables, net	55
Prepaid expenses and other assets	947
Unsold Vacation Interests	3,450
Property and equipment	388
Intangible assets	5,901
Total assets	18,808
Liabilities assumed	8,840
Total identifiable net assets	$9,968
Gain on bargain purchase from business combination	$89

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal
Management Contracts	15	$4,123
Customer Lists	3	1,778
Total acquired intangible assets		$5,901

Unaudited consolidated pro forma financial information
The following table presents unaudited consolidated pro forma financial information as if the closing of the Tempus Resorts Acquisition and PMR Acquisition had occurred on January 1, 2011 for purposes of the financial information presented for the years ended December 31, 2012 and 2011 (in thousands). The impact of Aegean Blue Acquisition is excluded from the following table as the pro forma financial information reflecting the Aegean Blue Acquisition is not required pursuant to Rule 11-01 of Regulation S-X under the Securities Act of 1933, as amended, because the acquisition was below the significance thresholds set forth in such rule, and management does not believe that such financial information would be material to investors. Further, given that the Aegean Blue Acquisition is so far below the significance thresholds of such rule, and that the Company views the acquired operations of Aegean Blue Holdings Plc, from a financial perspective as otherwise immaterial, the Company believes that the inclusion of pro forma financial information reflecting the Aegean Blue Acquisition would not provide any material benefit to readers of this report.

	2012	2011
Revenue	$546,019	$458,086
Net loss	$(22,779)	$(30,398)

The historical audited consolidated financial information has been adjusted to give effect to pro forma events that are (i) directly attributable to the acquisition, (ii) factually supportable, and (iii) expected to have a continuing impact on the combined results of the Company and the new entities created.
The unaudited pro forma results have been adjusted with respect to certain aspects of each acquisition to reflect:
•        the consummation of the acquisition;

•	changes in assets and liabilities to record their acquisition date fair values and changes in certain expenses resulting therefrom;

•	additional indebtedness, including, but not limited to, debt issuance costs and interest expense, incurred in connection with the acquisition;

•	the removal of legal and professional fees incurred in connection with each acquisition; and

•	the removal of the gain on bargain purchase from business combination recorded in connection with each acquisition.
The unaudited pro forma results do not reflect future events that either have occurred or may occur after each acquisition including, but not limited to, the anticipated realization of ongoing savings from operating synergies in subsequent periods. They also do not give effect to certain one-time charges the Company expected to incur in connection with the acquisitions including, but not limited to, charges that were expected to achieve ongoing cost savings and synergies.